FINANCIAL RESULT	12 Months Ended
Dec. 31, 2024
FINANCIAL RESULT
FINANCIAL RESULT

15.FINANCIAL RESULT

Financial result includes the following:

in € thousand	2024	2023	2022
Finance income	1,888	19,685	5,758
thereof fair value changes of warrants	1,028	—	1,669
thereof interest income and similar proceeds	860	3,883	4,089
thereof gain from loan extinguishment	—	15,802	—
Finance expenses	(5,712)	(10,091)	(17,746)
thereof interest portion of lease payments	(641)	(103)	(68)
thereof interest expense	(5,071)	(9,988)	(17,678)
Financial result	(3,824)	9,594	(11,988)

The income from fair value changes in 2024 results from the decrease of the warrant liability as part of the Business combination (see note 29. Financial Liabilities and Warrants).

Interest income includes in 2023 the interest received on loans, mainly the shareholder loan. For further information on the extinguishment, see note 29. Financial Liabilities and Warrants. Fair value changes in 2022 result from the fair value measurement of a share option and the embedded derivatives that were bifurcated from certain borrowings. For further information on the interest on of lease liabilities please see note 20. Leases. Interest expenses are mainly resulting from changes in the book value of the loans by using the effective interest method.

Interest expenses are mainly resulting from financial liabilities and is recognized based on the effective interest method and the additional payment for the debt fund during 2023.